BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Oct. 02, 2021	Sep. 08, 2021
Business Acquisition [Line Items]
Goodwill	$ 0	$ 0
T J M Electronics West Inc [Member]
Business Acquisition [Line Items]
Accounts receivable				$ 3,400
Property & equipment				91,051
Goodwill				355,549
Total assets				450,000
Purchase price				$ 450,000
Terra Data Unmanned P L L C [Member]
Business Acquisition [Line Items]
Goodwill			$ 992,049
Total assets			1,000,740
Purchase price			600,000
Cash			8,691
Total Consideration for 60% of equity interests			740
Non-controlling interest			$ 400,000